Restricted Deposits	6 Months Ended
Jun. 30, 2025
Restricted Deposits [Abstract]
Restricted deposits
6.	Restricted deposits

	June 30, 2025	December 31, 2024
Time deposits:
- Current	$16,019,748	$15,773,099
	$16,019,748	$15,773,099

a)	The details of interest income recognized in profit or loss from financial assets measured at amortized cost are provided in Note 23.

b)	As of June 30, 2025 and December 31, 2024, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents these financial assets held by the Group was $16,019,748 and $15,773,099, respectively.
c)	As of June 30, 2025 and December 31, 2024, the interest rate of time deposits was 1.51%~18.00% and 0.00%~18.00%, respectively.

d)	Information relating to restricted deposits that were pledged to others as collaterals is provided in Note 32.

e)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.